Profit appropriation and restricted net assets - Condensed Statements of Operations and Comprehensive Income/(Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Product development expenses	¥ 162,829	$ 24,955	¥ 157,505	¥ 185,000
General and administrative expenses	214,224	32,831	196,029	223,057
Total operating expenses	1,412,673	216,502	1,146,125	1,139,290
Income/(loss) from operations	104,419	16,002	(107,555)	(404,681)
Impairment loss				(7,364)
Interest income	38,508	5,902	17,654	9,167
Interest expenses and other expense, net	66	10	9,451	9,936
Income/(loss) before income tax expenses	142,861	21,894	(99,352)	(412,814)
Income tax benefits/(expenses)	4,101	629	(5,068)	(3,880)
Net income/(loss), all attributable to the Company's ordinary shareholders	146,962	22,523	(104,420)	(416,694)
Net income/(loss)	146,962	22,523	(104,420)	(416,694)
Foreign currency translation adjustments	(21,087)	(3,232)	5,356	16,939
Total comprehensive income/(loss)	125,875	19,291	(99,064)	(399,755)
Condensed
Condensed Statement of Income Captions [Line Items]
Product development expenses	0	0	0	0
General and administrative expenses	(16,559)	(2,538)	(11,714)	(14,148)
Share of income/(loss) of subsidiaries and VIEs	155,100	23,770	(97,293)	(397,991)
Total operating expenses	138,541	21,232	(109,007)	(412,139)
Income/(loss) from operations	138,541	21,232	(109,007)	(412,139)
Impairment loss	0	0	0	(7,364)
Interest income	6,149	942	5,614	5,406
Interest expenses and other expense, net	2,763	423	(517)	(2,597)
Income/(loss) before income tax expenses	147,453	22,597	(103,910)	(416,694)
Income tax benefits/(expenses)	(491)	(74)	(510)	0
Net income/(loss), all attributable to the Company's ordinary shareholders	146,962	22,523	(104,420)	(416,694)
Net income/(loss)	146,962	22,523	(104,420)	(416,694)
Foreign currency translation adjustments	(21,087)	(3,232)	5,356	16,939
Total comprehensive income/(loss)	¥ 125,875	$ 19,291	¥ (99,064)	¥ (399,755)